United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/19

Date of Reporting Period: Six months ended 03/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2019
Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Mortgage Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Mortgage Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2018 through March 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At March 31, 2019, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.6%
Collateralized Mortgage Obligations	25.1%
Non-Agency Mortgage-Backed Securities	4.5%
Agency Risk Transfer Securities	1.9%
Asset-Backed Securities	0.4%
U.S. Government Agency Adjustable Rate Mortgages	0.2%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	5.7%
Other Assets and Liabilities—Net[5]	(30.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—92.6%
		Federal Home Loan Mortgage Corporation—36.0%
$5,778,271	[1]	3.500%, 7/1/2042	$5,932,582
3,683,723		3.500%, 10/1/2046	3,763,680
3,473,927		4.000%, 12/1/2041	3,616,842
4,519,250		4.000%, 3/1/2048	4,672,687
2,768		4.500%, 6/1/2019	2,767
1,617,200		4.500%, 9/1/2040	1,717,183
72,977		5.500%, 10/1/2021	74,853
10,899		6.000%, 7/1/2021	11,184
53,163		7.500%, 1/1/2027	59,119
620		7.500%, 9/1/2030	712
2,845		7.500%, 1/1/2031	3,259
2,799		7.500%, 1/1/2031	3,214
1,807		7.500%, 1/1/2031	1,997
31,064		7.500%, 2/1/2031	35,590
72,157		7.500%, 2/1/2031	83,239
		TOTAL	19,978,908
		Federal National Mortgage Association—56.2%
6,066,197		3.000%, 10/1/2046	6,050,666
9,450,000	[2]	3.000%, 4/1/2049	9,407,421
983		3.500%, 8/1/2020	1,005
7,600,000	[2]	3.500%, 4/1/2049	7,702,462
5,074,492		4.000%, 8/1/2048	5,225,366
647		4.500%, 12/1/2019	646
2,196,061		4.500%, 1/1/2042	2,322,927
33,542		5.000%, 4/1/2036	36,317
3,821		5.500%, 8/1/2019	3,827
219,801		5.500%, 11/1/2035	240,629
81,900		6.000%, 2/1/2026	88,396
3,742		6.000%, 5/1/2036	4,209
525		6.500%, 7/1/2029	585
1,272		6.500%, 5/1/2030	1,411
4,284		6.500%, 2/1/2031	4,801
5,140		6.500%, 4/1/2031	5,763
423		6.500%, 4/1/2031	471
7,867		6.500%, 5/1/2031	8,817
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$6,728		6.500%, 6/1/2031	$7,542
7,928		6.500%, 7/1/2031	8,941
1,951		6.500%, 8/1/2031	2,166
3,264		7.000%, 4/1/2029	3,685
2,304		7.000%, 4/1/2029	2,592
5,597		7.000%, 5/1/2029	6,302
4,153		7.000%, 2/1/2030	4,679
3,016		8.000%, 12/1/2026	3,382
		TOTAL	31,145,008
		Government National Mortgage Association—0.4%
25,105		5.000%, 1/15/2023	25,646
53,215		5.000%, 7/15/2023	54,930
8,247		7.000%, 10/15/2028	9,151
3,140		7.000%, 12/15/2028	3,479
4,348		7.000%, 2/15/2029	4,797
2,670		7.000%, 6/15/2029	3,006
5,141		8.000%, 10/15/2030	5,946
80,254		8.000%, 11/15/2030	93,079
		TOTAL	200,034
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $50,570,305)	51,323,950
		COLLATERALIZED MORTGAGE OBLIGATIONS—29.6%
		Federal Home Loan Mortgage Corporation—25.0%
3,204,215	[3]	REMIC, Series 3114, Class PF, 2.883% (1-month USLIBOR +0.400%), 2/15/2036	3,201,633
3,671,847	[3]	REMIC, Series 3307, Class FA, 2.913% (1-month USLIBOR +0.430%), 7/15/2034	3,672,644
6,961,981	[3]	REMIC, Series 3910, Class FB, 2.983% (1-month USLIBOR +0.500%), 8/15/2041	6,984,484
		TOTAL	13,858,761
		Federal National Mortgage Association—0.1%
43,599		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	47,450
		Non-Agency Mortgage-Backed Securities—4.5%
120,548		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	79,649
971,187		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	973,207
8,438	[4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	5,823
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,444,762		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	$1,447,777
		TOTAL	2,506,456
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,462,323)	16,412,667
		AGENCY RISK TRANSFER SECURITY—1.9%
		Federal Home Loan Mortgage Corporation—1.9%
1,000,000	[3]	FHLMC Structured Agency Credit Risk Debt Note, Series 2017-DNA3, Class M2, 4.985% (1-month USLIBOR +2.500%), 3/25/2030 (IDENTIFIED COST $1,009,297)	1,024,475
	[3]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.0%
16,830		4.465%, 7/1/2035	17,583
		Federal National Mortgage Association ARM—0.2%
63,912		4.348%, 7/1/2034	66,517
51,893		5.050%, 2/1/2036	54,634
		TOTAL	121,151
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $132,446)	138,734
		ASSET-BACKED SECURITY—0.4%
		Other—0.4%
225,378		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032 (IDENTIFIED COST $225,322)	224,146
		INVESTMENT COMPANY—5.7%
3,137,625		Federated Government Obligations Fund, Premier Shares, 2.36%[5] (IDENTIFIED COST $3,137,625)	3,137,625
		TOTAL INVESTMENT IN SECURITIES—130.4% (IDENTIFIED COST $71,537,318)[6]	72,261,597
		OTHER ASSETS AND LIABILITIES - NET—(30.4)%[7]	(16,858,252)
		TOTAL NET ASSETS—100%	$55,403,345
At March 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[4]United States Treasury Note 5-Year Short Futures	20	$2,316,563	June 2019	$(20,358)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2018	8,480,527
Purchases/Additions	66,166,777
Sales/Reductions	(71,509,679)
Balance of Shares Held 3/31/2019	3,137,625
Value	$3,137,625
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$37,099
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
4	Non-income-producing security.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of dollar-roll transactions as of March 31, 2019.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$51,323,950	$—	$51,323,950
Collateralized Mortgage Obligations	—	16,412,667	—	16,412,667
Agency Risk Transfer Security	—	1,024,475	—	1,024,475
Adjustable Rate Mortgages	—	138,734	—	138,734
Asset-Backed Security	—	224,146	—	224,146
Investment Company	3,137,625	—	—	3,137,625
TOTAL SECURITIES	$3,137,625	$69,123,972	$—	$72,261,597
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(20,358)	—	—	(20,358)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(20,358)	$—	$—	$(20,358)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.25	$9.59	$9.82	$9.71	$9.65	$9.60
Income From Investment Operations:
Net investment income	0.13	0.25	0.21	0.28	0.27	0.28
Net realized and unrealized gain (loss)	0.25	(0.33)	(0.19)	0.11	0.06	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.38	(0.08)	0.02	0.39	0.33	0.33
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.25)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$9.50	$9.25	$9.59	$9.82	$9.71	$9.65
Total Return[1]	4.18%	(0.89)%	0.20%	4.04%	3.46%	3.45%
Ratios to Average Net Assets:
Net expenses	0.50%[2]	0.51%	0.50%	0.49%	0.49%	0.48%
Net investment income	2.86%[2]	2.63%	2.21%	2.52%	2.71%	2.76%
Expense waiver/reimbursement[3]	0.46%[2]	0.24%	0.20%	0.18%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,135	$90,789	$121,240	$150,636	$132,127	$150,646
Portfolio turnover	204%[4]	72%	277%	248%	71%	40%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	149%	18%	63%	57%	62%	8%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.25	$9.59	$9.81	$9.71	$9.65	$9.60
Income From Investment Operations:
Net investment income	0.12	0.22	0.18	0.25	0.24	0.25
Net realized and unrealized gain (loss)	0.25	(0.33)	(0.18)	0.10	0.06	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.37	(0.11)	—	0.35	0.30	0.30
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.22)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Period	$9.50	$9.25	$9.59	$9.81	$9.71	$9.65
Total Return[1]	4.02%	(1.19)%	0.00%[2]	3.62%	3.15%	3.15%
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.81%	0.81%	0.79%	0.79%	0.78%
Net investment income	2.57%[3]	2.33%	1.91%	2.25%	2.38%	2.45%
Expense waiver/reimbursement[4]	0.68%[3]	0.44%	0.40%	0.38%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,268	$7,143	$11,269	$15,236	$17,893	$34,579
Portfolio turnover	204%[5]	72%	277%	248%	71%	40%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	149%	18%	63%	57%	62%	8%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Represents less than 0.01%.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $3,137,625 of investment in an affiliated holding (identified cost $71,537,318)		$72,261,597
Restricted cash (Note 2)		13,800
Income receivable		145,103
Income receivable from an affiliated holding		6,870
Receivable for shares sold		4,566
Receivable for daily variation margin on futures contracts		33,434
TOTAL ASSETS		72,465,370
Liabilities:
Payable for investments purchased	$16,893,737
Payable for shares redeemed	105,248
Income distribution payable	59,155
Payable for investment adviser fee (Note 5)	1,866
Payable for administrative fees (Note 5)	363
Payable for Directors'/Trustees' fees (Note 5)	228
Payable for distribution services fee (Note 5)	226
Payable for other service fees (Notes 2 and 5)	1,136
Accrued expenses (Note 5)	66
TOTAL LIABILITIES		17,062,025
Net assets for 5,833,176 shares outstanding		$55,403,345
Net Assets Consist of:
Paid-in capital		$57,861,161
Total distributable earnings (loss)		(2,457,816)
TOTAL NET ASSETS		$55,403,345
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($50,134,931 ÷ 5,278,333 shares outstanding), no par value,1,000,000,000 shares authorized		$9.50
Service Shares:
Net asset value per share ($5,268,414 ÷ 554,843 shares outstanding), no par value,1,000,000,000 shares authorized		$9.50
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended March 31, 2019 (unaudited)
Investment Income:
Interest			$995,514
Dividends received from an affiliated holding*			37,099
TOTAL INCOME			$1,032,613
Expenses:
Investment adviser fee (Note 5)		$122,736
Administrative fee (Note 5)		24,504
Custodian fees		9,054
Transfer agent fee		16,550
Directors'/Trustees' fees (Note 5)		1,556
Auditing fees		16,968
Legal fees		6,087
Portfolio accounting fees		55,661
Distribution services fee (Note 5)		7,302
Other service fees (Notes 2 and 5)		7,263
Share registration costs		20,494
Printing and postage		9,950
Taxes		50
Miscellaneous (Note 5)		11,293
TOTAL EXPENSES		309,468
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(116,312)
Waiver/reimbursement of other operating expenses (Note 5)	(30,784)
TOTAL WAIVERS AND REIMBURSEMENTS		(147,096)
Net expenses			162,372
Net investment income			870,241
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,748,573)
Net realized loss on futures contracts			(159,652)
Net change in unrealized depreciation of investments			2,957,876
Net change in unrealized appreciation of futures contracts			(20,358)
Net realized and unrealized gain on investments and futures contracts			1,029,293
Change in net assets resulting from operations			$1,899,534
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2019	Year Ended 9/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$870,241	$3,112,352
Net realized loss	(1,908,225)	(24,368)
Net change in unrealized appreciation/depreciation	2,937,518	(4,307,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,899,534	(1,219,455)
Distributions to Shareholders (Note 2):
Institutional Shares	(794,213)	(2,982,632)
Service Shares	(74,753)	(225,763)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(868,966)	(3,208,395)
Share Transactions:
Proceeds from sale of shares	12,787,865	22,413,466
Net asset value of shares issued to shareholders in payment of distributions declared	491,101	2,035,405
Cost of shares redeemed	(56,838,271)	(54,597,511)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,559,305)	(30,148,640)
Change in net assets	(42,528,737)	(34,576,490)
Net Assets:
Beginning of period	97,932,082	132,508,572
End of period	$55,403,345	$97,932,082
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2019 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $147,096 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended September 30, 2018, were from net investment income. Undistributed net investment income as of September 30, 2018 was $16,162.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$7,263
For the six months ended March 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, and the Commonwealth of Pennsylvania.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and to seek to enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
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The average notional value of short futures contracts held by the Fund throughout the period was $2,499,087. This is based on amounts held as of each month-end throughout the six-month period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2019, the Fund had no outstanding option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest Rate Contracts	Receivable for daily variation margin on futures contracts	$(20,358)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(159,652)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(20,358)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock share activity:
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,352,725	$12,686,267	2,270,384	$21,348,683
Shares issued to shareholders in payment of distributions declared	47,209	440,057	198,968	1,868,985
Shares redeemed	(5,935,715)	(54,676,274)	(5,293,250)	(49,607,171)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,535,781)	$(41,549,950)	(2,823,898)	$(26,389,503)

	Six Months Ended 3/31/2019		Year Ended 9/30/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,913	$101,598	112,612	$1,064,783
Shares issued to shareholders in payment of distributions declared	5,467	51,044	17,712	166,420
Shares redeemed	(233,934)	(2,161,997)	(533,140)	(4,990,340)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(217,554)	$(2,009,355)	(402,816)	$(3,759,137)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,753,335)	$(43,559,305)	(3,226,714)	$(30,148,640)
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4. FEDERAL TAX INFORMATION
At March 31, 2019, the cost of investments for federal tax purposes was $71,537,318. The net unrealized appreciation of investments for federal tax purposes was $703,921. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $953,666 and net unrealized depreciation from investments for those securities having an excess of cost over value of $249,745. The amounts presented are inclusive of derivative contracts.
At September 30, 2018, the Fund had a capital loss carryforward of $1,290,051 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,290,051	$—	$1,290,051
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2019, the Adviser voluntarily waived $114,795 of its fee and voluntarily reimbursed $24,968 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2019, the Adviser reimbursed $1,517.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$7,302	$(5,816)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2019, FSC retained $1,485 fees paid by the Fund.
Other Service Fees
For the six months ended March 31, 2019, FSSC received $186 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2019, were as follows:
Purchases	$15,232,098
Sales	$1,884,665
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of March 31, 2019, the Fund had no outstanding loans. During the six months ended March 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2019, there were no outstanding loans. During the six months ended March 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,041.80	$2.55
Service Shares	$1,000	$1,040.20	$4.12
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.52
Service Shares	$1,000	$1,020.90	$4.08
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Service Shares	0.81%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Mortgage Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report
26

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report
27

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
28

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
March 31, 2019
Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Ultrashort Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2018 through March 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At March 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	54.6%
Corporate Debt Securities	29.7%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	3.9%
Commercial Paper	1.0%
Municipal Bond	0.3%
Mortgage-Backed Securities[3,4]	0.0%
Adjustable Rate Securities	0.1%
Derivative Contracts[4,5]	0.0%
Federated Bank Loan Core Fund	1.1%
High Yield Bond Portfolio	0.4%
Federated Mortgage Core Portfolio	0.2%
Federated Project and Trade Finance Core Fund	0.2%
Cash Equivalents[6]	3.6%
Other Assets and Liabilities—Net[7]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$915,552		FNMA ARM, 2.310%, 8/1/2033	$906,759
828,086		FNMA ARM, 3.017%, 7/1/2034	836,467
50,776		FNMA ARM, 3.032%, 4/1/2030	51,410
175,719		FNMA ARM, 3.732%, 5/1/2040	179,085
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,995,791)	1,973,721
		ASSET-BACKED SECURITIES—54.6%
		Auto Receivables—23.0%
1,816,411		ARI Fleet Lease Trust 2017-A, Class A2, 1.910%, 4/15/2026	1,808,108
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	3,479,555
9,287,704		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	9,272,620
20,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.803% (1-month USLIBOR +0.320%), 7/15/2022	19,996,239
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	12,118,508
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,074,633
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,039,107
5,895,970	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.711% (1-month USLIBOR +0.230%), 7/19/2021	5,894,927
3,690,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	3,708,457
10,200,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.803% (1-month USLIBOR +0.320%), 5/15/2023	10,198,526
3,818,624		BMW Vehicle Lease Trust 2016-2, Class A4, 1.570%, 2/20/2020	3,816,107
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.190%, 3/22/2021	4,328,498
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,329,566
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	19,943,647
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	4,961,641
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,394,032
10,368,249		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.050%, 3/19/2021	10,331,628
2,435,000		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	2,420,160
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	$3,008,818
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,165,766
135,807		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.540%, 8/20/2020	135,738
1,109,316	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.933% (1-month USLIBOR +0.450%), 5/15/2029	1,111,385
6,182,377	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.823% (1-month USLIBOR +0.340%), 11/15/2029	6,175,646
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	3,966,009
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,614,497
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,739,686
10,155,171	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.933% (1-month USLIBOR +0.450%), 4/15/2030	10,169,644
14,579,735	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 2.853% (1-month USLIBOR +0.370%), 8/15/2030	14,546,162
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,615,964
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,146,674
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,085,634
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.100%, 4/15/2031	6,244,255
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.340%, 4/15/2031	3,807,966
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.780%, 4/15/2031	4,027,345
4,375,580	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.823% (1-month USLIBOR +0.340%), 8/15/2029	4,375,449
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,874,979
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,290,644
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	1,997,257
1,001,428		Drive Auto Receivables Trust 2016-BA, Class C, 3.190%, 7/15/2022	1,001,825
4,407,557		Drive Auto Receivables Trust 2016-CA, Class C, 3.020%, 11/15/2021	4,408,694
3,000,000		Drive Auto Receivables Trust 2017-3, Class C, 2.800%, 7/15/2022	3,000,384
6,659,781		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	6,660,122
13,369,619		Drive Auto Receivables Trust 2018-1, Class B, 2.880%, 2/15/2022	13,367,758
9,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	9,023,196
2,054,703		Drive Auto Receivables Trust 2018-4, Class A2A, 2.780%, 10/15/2020	2,054,430
22,350,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	22,410,358
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,548,534
425,361		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	424,275
12,766,725		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.870%, 10/20/2023	12,776,258
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$14,500,000		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	$14,561,518
7,950,000		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/22/2024	7,978,269
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,166,777
10,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,056,984
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.380%, 5/20/2020	3,748,908
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.180%, 6/21/2021	1,244,881
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.730%, 9/20/2021	7,270,125
9,822,588	[1]	GM Financial Automobile Leasing Trust 2018-1, Class A2B, 2.687% (1-month USLIBOR +0.200%), 4/20/2020	9,821,550
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	2,977,495
4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	4,468,145
4,131,897	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 2.571% (1-month USLIBOR +0.090%), 1/19/2021	4,130,045
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,240,010
5,923,355	[1]	GM Financial Securitized Term 2018-3, Class A2B, 2.591% (1-month USLIBOR +0.110%), 7/16/2021	5,923,743
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,357,977
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.970%, 1/18/2022	8,193,381
3,100,000		General Motors 2016-1, Class C, 2.850%, 5/17/2021	3,099,401
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,978,422
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	7,746,481
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,549,899
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	7,932,691
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.860%, 5/17/2021	17,491,723
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	16,952,399
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.130%, 3/15/2021	5,976,959
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	6,767,258
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	12,059,942
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	$10,066,360
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,400,675
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.010%, 1/17/2023	16,945,695
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	6,988,345
6,250,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	6,294,149
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,326,918
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 3.183% (1-month USLIBOR +0.700%), 5/17/2021	6,003,034
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 2.743% (1-month USLIBOR +0.260%), 5/16/2022	16,198,093
8,250,000	[1]	Motor PLC 2017-1A, Class A1, 3.015% (1-month USLIBOR +0.530%), 9/25/2024	8,241,820
10,100,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 3.265% (1-month USLIBOR +0.780%), 6/27/2022	10,112,997
12,700,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 3.115% (1-month USLIBOR +0.630%), 9/25/2023	12,721,370
11,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 4.183% (1-month USLIBOR +1.700%), 4/15/2021	11,005,973
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 3.583% (1-month USLIBOR +1.100%), 9/15/2021	6,320,432
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.333% (1-month USLIBOR +0.850%), 4/18/2022	10,034,574
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 3.163% (1-month USLIBOR +0.680%), 10/17/2022	5,017,077
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	6,980,003
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 3.123% (1-month USLIBOR +0.640%), 2/15/2023	15,538,154
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 3.083% (1-month USLIBOR +0.600%), 10/15/2023	4,003,621
33,000,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,260,004
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.170%, 12/15/2021	3,384,239
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	3,009,272
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	5,991,876
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	$2,985,555
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,477,927
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	7,663,285
14,969,657	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.695% (1-month USLIBOR +0.210%), 2/25/2021	14,953,436
6,500,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	6,526,776
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,167,264
2,800,000		Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	2,805,713
1,658,644		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.610%, 2/16/2021	1,655,059
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,230,501
9,531,325		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	9,541,186
6,775,000		World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	6,802,055
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.850%, 1/15/2022	5,993,805
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,755,288
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,547,948
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,039,751
		TOTAL	846,576,524
		Commercial Mortgage—0.5%
18,000,000		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	18,048,382
		Credit Card—18.2%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.933% (1-month USLIBOR +0.450%), 9/16/2024	8,237,780
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 3.063% (1-month USLIBOR +0.580%), 2/18/2025	6,691,368
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.743% (1-month USLIBOR +0.260%), 5/16/2022	10,548,183
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.803% (1-month USLIBOR +0.320%), 10/15/2025	11,972,627
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 3.033% (1-month USLIBOR +0.550%), 12/15/2025	$10,015,089
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 3.053% (1-month USLIBOR +0.570%), 2/17/2026	16,646,366
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,492,772
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 3.073% (1-month USLIBOR +0.590%), 4/15/2026	18,710,855
23,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.873% (1-month USLIBOR +0.390%), 10/15/2021	23,258,443
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	4,472,828
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,618,074
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.813% (1-month USLIBOR +0.330%), 3/15/2023	2,603,991
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.783% (1-month USLIBOR +0.300%), 5/15/2023	13,441,965
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.813% (1-month USLIBOR +0.330%), 7/15/2024	14,963,872
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 2.843% (1-month USLIBOR +0.360%), 6/15/2022	17,316,793
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.993% (1-month USLIBOR +0.510%), 9/16/2024	15,100,426
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 2.853% (1-month USLIBOR +0.370%), 4/18/2022	9,100,561
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.743% (1-month USLIBOR +0.260%), 10/17/2022	11,001,750
20,300,000	[1]	Cards II Trust 2018-1A, Class A, 2.833% (1-month USLIBOR +0.350%), 4/17/2023	20,309,181
15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 2.853% (1-month USLIBOR +0.370%), 4/15/2021	15,001,684
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.783% (1-month USLIBOR +0.300%), 1/15/2022	15,021,297
20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.683% (1-month USLIBOR +0.200%), 4/17/2023	19,991,833
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.970% (1-month USLIBOR +0.490%), 12/7/2023	10,070,680
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 2.700% (1-month USLIBOR +0.220%), 4/7/2022	10,006,054
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.817% (1-month USLIBOR +0.330%), 1/20/2025	17,983,271
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.820% (1-month USLIBOR +0.340%), 6/7/2025	$17,928,070
6,250,000	[1]	Discover Card Execution Note Trust 2017—A1, Class A1, 2.973% (1-month USLIBOR +0.490%), 7/15/2024	6,289,315
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.843% (1-month USLIBOR +0.360%), 4/15/2025	14,684,783
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.873% (1-month USLIBOR +0.390%), 3/15/2026	6,234,063
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.743% (1-month USLIBOR +0.260%), 10/15/2021	15,004,816
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.833% (1-month USLIBOR +0.350%), 7/15/2022	17,022,030
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 3.056% (1-month USLIBOR +0.480%), 1/15/2023	14,039,528
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,030,675
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,768,591
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.883% (1-month USLIBOR +0.400%), 4/18/2022	12,001,126
8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 2.923% (1-month USLIBOR +0.440%), 10/16/2023	8,309,062
5,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.943% (1-month USLIBOR +0.460%), 10/15/2024	4,985,121
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	4,974,279
3,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	2,977,354
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 3.003% (1-month USLIBOR +0.520%), 7/15/2024	21,547,672
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,739,042
20,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.883% (1-month USLIBOR +0.400%), 7/15/2022	19,994,480
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.560%, 7/21/2021	3,239,404
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	12,466,299
10,350,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.976% (1-month USLIBOR +0.490%), 7/21/2024	10,338,493
28,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.826% (1-month USLIBOR +0.340%), 1/21/2022	28,018,845
15,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 3.104% (1-month USLIBOR +0.480%), 7/21/2022	15,032,356
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.861% (1-month USLIBOR +0.380%), 3/18/2022	14,967,405
16,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.931% (1-month USLIBOR +0.450%), 9/18/2022	15,960,208
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$16,000,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.748% (1-month USLIBOR +0.250%), 2/27/2023	$15,998,383
17,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.848% (1-month USLIBOR +0.350%), 9/26/2023	16,993,395
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	15,063,586
14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	14,517,651
		TOTAL	670,703,775
		Equipment Lease—4.2%
3,641,667		CLI Funding LLC 2013-1A, Note, 2.830%, 3/18/2028	3,604,191
4,000,000		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	4,008,654
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,521,000
17,954,417		DLL Securitization Trust 2018-1, Class A2, 2.810%, 11/17/2020	17,958,503
2,459,550		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	2,459,757
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	5,645,595
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.730%, 10/24/2022	4,550,243
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.270%, 10/23/2023	3,242,240
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,544,258
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,292,489
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,842,877
13,253,348		Great America Leasing Receivables 2018-1, Class A2, 2.350%, 5/15/2020	13,230,033
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,206,409
6,500,000		Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	6,515,463
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,602,145
3,728,085		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	3,731,589
7,750,000		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	7,767,448
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.440%, 2/15/2023	8,954,422
1,750,000		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	1,753,606
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,823,670
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,217,107
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	4,956,036
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.983% (1-month USLIBOR +0.500%), 11/15/2022	$11,783,862
19,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 3.003% (1-month USLIBOR +0.520%), 7/17/2023	19,073,100
		TOTAL	154,284,697
		Home Equity Loan—0.0%
520,496	[1]	Carrington Mortgage Loan Trust, Class A3, 2.665% (1-month USLIBOR +0.180%), 2/25/2036	519,632
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 3.225% (1-month USLIBOR +0.740%), 8/25/2034	26,114
90,450	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.505% (1-month USLIBOR +1.020%), 11/25/2034	89,616
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	6,214
95,154	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 3.145% (1-month USLIBOR +0.660%), 2/25/2035	94,776
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	736,352
		Manufactured Housing—0.0%
12,520		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	12,705
		Other—8.6%
931,532	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.570% (3-month USLIBOR +0.800%), 2/25/2043	935,558
4,016,641	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 3.169% (1-month USLIBOR +0.680%), 10/25/2035	4,023,522
1,547,320	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.785% (1-month USLIBOR +0.300%), 7/26/2066	1,547,488
2,037,715	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.675% (1-month USLIBOR +0.190%), 3/25/2067	2,037,366
9,880,460		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	9,869,041
2,906,587	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.833% (1-month USLIBOR +0.350%), 12/15/2059	2,906,734
10,000,000	[1]	Navient Student Loan Trust 2019-BA, Class A1, 2.886% (1-month USLIBOR +0.400%), 12/15/2059	10,011,445
4,989,328	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.805% (1-month USLIBOR +0.320%), 5/25/2066	4,990,710
261,628	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.620% (3-month USLIBOR +0.850%), 10/25/2025	262,109
7,591,445	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.985% (1-month USLIBOR +0.500%), 10/25/2028	7,585,144
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	8,281,582
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	$9,923,444
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 3.083% (1-month USLIBOR +0.600%), 7/15/2022	12,388,702
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.570%, 7/15/2022	7,933,560
4,000,000	[1]	PFS Financing Corp. 2017-C, Class A, 2.953% (1-month USLIBOR +0.470%), 10/15/2021	4,000,127
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 3.283% (1-month USLIBOR +0.800%), 10/15/2021	6,447,139
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	7,949,559
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.883% (1-month USLIBOR +0.400%), 2/15/2022	21,658,332
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 3.083% (1-month USLIBOR +0.600%), 2/15/2022	4,001,322
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,000,497
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 3.163% (1-month USLIBOR +0.680%), 10/15/2022	8,001,565
7,392,841		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	7,482,076
2,732,825	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.733% (1-month USLIBOR +3.250%), 5/16/2044	2,761,963
1,246,648	[1]	SLM Student Loan Trust 2011-1, Class A1, 3.005% (1-month USLIBOR +0.520%), 3/25/2026	1,248,929
2,864,162	[1]	SLM Student Loan Trust 2011-2, Class A1, 3.085% (1-month USLIBOR +0.600%), 11/25/2027	2,876,781
6,955,756		SLM Student Loan Trust 2013-A, Class B, 2.500%, 3/15/2047	6,984,317
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	12,033,494
1,746,301	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.883% (1-month USLIBOR +1.400%), 10/15/2031	1,750,334
1,583,240	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.633% (1-month USLIBOR +1.150%), 1/15/2026	1,585,571
773,419	[1]	SLMA 2013-B A2B, Class A2B, 3.583% (1-month USLIBOR +1.100%), 6/17/2030	775,162
6,637,268	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.833% (1-month USLIBOR +0.350%), 3/16/2026	6,641,726
3,410,528	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.783% (1-month USLIBOR +0.300%), 9/15/2025	3,414,071
1,783,705		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,773,957
2,934,082		Sierra Receivables Funding Co. LLC, Class A, 2.300%, 10/20/2031	2,934,457
116,905	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 4.085% (1-month USLIBOR +1.600%), 6/25/2025	117,137
628,197	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.735% (1-month USLIBOR +1.250%), 8/25/2032	631,152
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,438,966	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.685% (1-month USLIBOR +1.200%), 3/25/2033	$1,446,258
1,463,567	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 3.435% (1-month USLIBOR +0.950%), 1/25/2039	1,468,098
2,345,405	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 3.335% (1-month USLIBOR +0.850%), 7/25/2039	2,357,191
3,756,914	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 3.185% (1-month USLIBOR +0.700%), 3/26/2040	3,775,742
617,343		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.830%, 5/25/2040	615,486
2,666,042	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 3.085% (1-month USLIBOR +0.600%), 7/25/2040	2,667,793
1,123,354		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.720%, 9/25/2040	1,118,247
4,102,920	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.985% (1-month USLIBOR +0.500%), 11/26/2040	4,112,382
3,961,982		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	3,941,717
2,897,984	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.835% (1-month USLIBOR +0.350%), 2/25/2042	2,894,748
13,086,227		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	13,154,301
10,540,624		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	10,575,759
6,750,000		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	6,757,991
2,825,238		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	2,832,348
1,589,243		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,588,412
1,214,750		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	1,215,495
4,706,066		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	4,725,207
3,372,005		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	3,368,576
1,852,997		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.200%, 11/25/2026	1,847,950
4,869,291		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	4,853,778
7,812,554		Sofi Consumer Loan Program Trust 2018-3, Class A1, 3.200%, 8/25/2027	7,818,096
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$4,825,048	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.235% (1-month USLIBOR +0.750%), 9/25/2056	$4,809,303
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.747% (1-month USLIBOR +0.260%), 9/20/2022	21,320,812
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,106,148
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,493,546
		TOTAL	316,631,457
		Rate Reduction Bond—0.1%
2,585,090		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	2,687,212
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,009,295,804)	2,009,681,104
		CORPORATE BONDS—29.7%
		Basic Industry - Chemicals—0.2%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.200%, 5/1/2020	4,983,144
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 3.266% (3-month USLIBOR +0.530%), 5/1/2020	3,009,065
		TOTAL	7,992,209
		Capital Goods - Aerospace & Defense—0.2%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,314,740
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,060,150
		Capital Goods - Diversified Manufacturing—0.4%
6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	5,999,864
7,020,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 3.048% (3-month USLIBOR +0.450%), 6/5/2020	7,017,201
		TOTAL	13,017,065
	[1]	Communications - Cable & Satellite—0.7%
5,500,000		Comcast Corp., Sr. Unsecd. Note, 3.031% (3-month USLIBOR +0.440%), 10/1/2021	5,507,910
20,830,000		Comcast Corp., Sr. Unsecd. Note, 3.417% (3-month USLIBOR +0.630%), 4/15/2024	20,860,358
		TOTAL	26,368,268
		Communications - Media & Entertainment—0.5%
2,075,000		British Sky Broadcasting Group PLC, 144A, 2.625%, 9/16/2019	2,071,613
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 3.342% (3-month USLIBOR +0.710%), 9/20/2019	4,807,247
2,610,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	2,663,357
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$10,000,000	[1]	Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 2.938% (3-month USLIBOR +0.310%), 5/30/2019	$10,005,589
		TOTAL	19,547,806
	[1]	Communications - Telecom Wireless—0.5%
19,500,000		Vodafone Group PLC, Sr. Unsecd. Note, 3.768% (3-month USLIBOR +0.990%), 1/16/2024	19,379,516
	[1]	Communications - Telecom Wirelines—0.7%
16,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.776% (3-month USLIBOR +1.180%), 6/12/2024	15,879,962
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.384% (3-month USLIBOR +0.770%), 6/17/2019	7,010,272
4,170,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.614% (3-month USLIBOR +1.000%), 3/16/2022	4,234,328
		TOTAL	27,124,562
		Consumer Cyclical - Automotive—2.9%
3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.874% (3-month USLIBOR +0.260%), 6/16/2020	3,186,151
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.907% (3-month USLIBOR +0.210%), 2/12/2021	9,985,406
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.950%, 7/20/2020	99,023
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.890% (3-month USLIBOR +0.290%), 12/10/2021	6,974,146
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.113% (3-month USLIBOR +0.450%), 2/22/2021	3,990,984
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.262% (3-month USLIBOR +0.530%), 5/5/2020	4,003,470
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,090,444
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.796% (3-month USLIBOR +1.000%), 1/9/2020	14,999,200
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.867% (3-month USLIBOR +1.270%), 3/28/2022	3,451,081
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.726% (3-month USLIBOR +0.930%), 4/13/2020	4,006,469
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.346% (3-month USLIBOR +1.550%), 1/14/2022	9,118,985
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.128% (3-month USLIBOR +0.520%), 9/13/2019	4,000,945
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.287% (3-month USLIBOR +0.690%), 9/28/2022	3,912,375
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.686% (3-month USLIBOR +0.890%), 1/13/2022	9,924,590
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.050%, 1/8/2021	$4,035,744
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.188% (3-month USLIBOR +0.390%), 1/11/2023	4,960,647
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.220% (3-month USLIBOR +0.440%), 10/18/2019	7,017,185
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.488% (3-month USLIBOR +0.690%), 1/11/2022	5,047,423
		TOTAL	107,804,268
		Consumer Cyclical - Retailers—1.7%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,535,580
5,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.108% (3-month USLIBOR +0.500%), 12/13/2019	4,999,583
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,931,305
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.320% (3-month USLIBOR +0.720%), 3/9/2021	13,089,392
13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.473% (3-month USLIBOR +0.700%), 4/17/2020	13,393,084
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.748% (3-month USLIBOR +0.150%), 6/5/2020	5,001,069
17,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.936% (3-month USLIBOR +0.310%), 3/1/2022	16,989,437
		TOTAL	60,939,450
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	8,434,080
		Consumer Non-Cyclical - Food/Beverage—1.7%
3,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,618,427
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.383% (3-month USLIBOR +0.700%), 11/15/2021	5,748,516
9,700,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	9,638,312
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.783% (3-month USLIBOR +1.010%), 10/17/2023	7,003,278
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.117% (3-month USLIBOR +0.420%), 8/9/2019	10,004,436
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,513,122
6,180,000		Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 3.551%, 5/25/2021	6,249,638
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	5,972,281
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.450%, 7/15/2019	2,549,810
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	4,091,964
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 3.091% (3-month USLIBOR +0.450%), 8/21/2020	$6,811,909
		TOTAL	63,201,693
	[1]	Consumer Non-Cyclical - Health Care—0.4%
4,298,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.476% (3-month USLIBOR +0.875%), 12/29/2020	4,298,461
10,500,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.637% (3-month USLIBOR +1.030%), 6/6/2022	10,532,412
		TOTAL	14,830,873
		Consumer Non-Cyclical - Pharmaceuticals—1.5%
9,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	9,043,430
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.220% (3-month USLIBOR +0.620%), 6/10/2022	6,454,547
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.231% (3-month USLIBOR +0.630%), 6/25/2021	1,983,454
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.620% (3-month USLIBOR +1.010%), 12/15/2023	8,971,727
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,413,215
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.850%, 9/20/2019	2,786,143
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.350%, 2/1/2020	3,987,091
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,801,049
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.900%, 9/23/2019	9,957,925
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.700%, 7/19/2019	2,933,757
		TOTAL	54,332,338
		Consumer Non-Cyclical - Supermarkets—0.2%
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.500%, 9/30/2019	7,358,137
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.563% (3-month USLIBOR +0.880%), 8/15/2022	9,970,144
		Energy - Integrated—0.5%
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 3.484% (3-month USLIBOR +0.870%), 9/16/2021	2,819,670
10,000,000	[1]	Chevron Corp., Unsecd. Note, 3.213% (3-month USLIBOR +0.530%), 11/15/2021	10,090,404
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,995,184
		TOTAL	16,905,258
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.3%
$10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	$11,014,775
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 3.246% (3-month USLIBOR +0.600%), 2/26/2021	6,175,181
		Financial Institution - Banking—9.8%
10,000,000	[1]	American Express Co., 3.288% (3-month USLIBOR +0.650%), 2/27/2023	9,987,236
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	5,044,520
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	4,241,591
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 3.142% (3-month USLIBOR +0.460%), 5/17/2021	4,007,099
12,855,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	12,936,885
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.779% (3-month USLIBOR +1.000%), 4/24/2023	10,082,936
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 3.152% (3-month USLIBOR +0.380%), 1/23/2022	4,985,123
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.421% (3-month USLIBOR +0.660%), 7/21/2021	5,012,997
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.941% (3-month USLIBOR +1.180%), 10/21/2022	7,084,496
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 3.050% (3-month USLIBOR +0.440%), 6/15/2020	8,024,315
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.080% (3-month USLIBOR +0.480%), 9/11/2019	7,915,093
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.800% (3-month USLIBOR +1.050%), 10/30/2023	5,061,012
15,000,000	[1]	Canadian Imperial Bank of Commerce, Series YCD, 3.042% (3-month USLIBOR +0.410%), 9/20/2019	15,026,152
3,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	3,037,975
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.900% (3-month USLIBOR +1.150%), 1/30/2023	7,707,533
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.047% (3-month USLIBOR +0.350%), 2/12/2021	5,003,427
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.056% (3-month USLIBOR +0.320%), 5/1/2020	5,005,788
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,691,687
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.536% (3-month USLIBOR +0.930%), 6/7/2019	3,004,858
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.572% (3-month USLIBOR +0.790%), 1/10/2020	5,019,438
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.664% (3-month USLIBOR +1.070%), 12/8/2021	$5,058,216
3,890,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,928,752
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.551% (3-month USLIBOR +0.950%), 3/29/2023	10,012,609
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 3.437% (3-month USLIBOR +0.830%), 9/6/2021	10,093,987
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.330% (3-month USLIBOR +0.730%), 6/11/2021	8,287,370
6,550,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.750%, 9/29/2019	6,544,561
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 3.198% (3-month USLIBOR +0.590%), 9/27/2019	5,561,113
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 3.204% (3-month USLIBOR +0.440%), 7/26/2021	5,236,576
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.401% (3-month USLIBOR +0.750%), 2/23/2023	2,975,421
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.874% (3-month USLIBOR +1.110%), 4/26/2022	5,792,514
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.932% (3-month USLIBOR +1.160%), 4/23/2020	3,780,004
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.682% (3-month USLIBOR +1.000%), 5/18/2024	9,923,372
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,822,505
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.502% (3-month USLIBOR +0.730%), 4/23/2024	5,955,755
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.009% (3-month USLIBOR +1.230%), 10/24/2023	5,077,761
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.650%, 9/23/2019	2,766,848
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.026% (3-month USLIBOR +0.290%), 2/1/2021	3,001,771
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,887,021
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 3.303% (3-month USLIBOR +0.610%), 5/18/2022	6,953,364
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.266% (3-month USLIBOR +0.640%), 12/1/2021	6,470,938
7,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.247% (3-month USLIBOR +0.550%), 2/10/2021	7,007,956
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	1,242,335
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.011% (3-month USLIBOR +0.250%), 1/22/2021	$2,998,167
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.264% (3-month USLIBOR +0.500%), 7/27/2022	6,639,518
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 3.188% (3-month USLIBOR +0.500%), 8/13/2021	4,976,297
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,695,347
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.274% (3-month USLIBOR +0.530%), 1/31/2020	10,030,528
7,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.327% (3-month USLIBOR +0.590%), 8/2/2022	6,956,768
10,000,000	[1]	The Bank of New York Mellon Corp., Sr. Unsecd. Note, Series BKNT, 2.915% (3-month USLIBOR +0.300%), 12/4/2020	10,016,139
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 3.030% (3-month USLIBOR +0.430%), 6/11/2021	15,809,426
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.912% (3-month USLIBOR +0.140%), 10/23/2020	9,592,160
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.931% (3-month USLIBOR +0.290%), 5/21/2021	5,998,617
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.244% (3-month USLIBOR +0.480%), 10/28/2019	5,012,010
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.974% (3-month USLIBOR +1.230%), 10/31/2023	5,183,851
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.097% (3-month USLIBOR +0.310%), 1/15/2021	15,017,773
		TOTAL	361,187,511
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.166% (3-month USLIBOR +0.430%), 11/1/2021	10,004,269
		Financial Institution - Finance Companies—0.2%
2,120,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,175,873
3,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,569,200
		TOTAL	5,745,073
	[1]	Financial Institution - Insurance - Health—0.7%
14,690,000		Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.264% (3-month USLIBOR +0.650%), 9/17/2021	14,689,873
10,590,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.857% (3-month USLIBOR +0.070%), 10/15/2020	10,586,194
		TOTAL	25,276,067
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—1.7%
$7,620,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.000% (Secured Overnight Financing Rate +0.570%), 9/7/2020	$7,621,434
4,765,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	4,838,818
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	6,604,816
4,000,000	[1]	Metropolitan Life Global Funding I, 144A, 2.845% (3-month USLIBOR +0.220%), 9/19/2019	4,002,791
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,319,269
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 3.066% (3-month USLIBOR +0.270%), 4/9/2020	10,018,276
6,085,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 3.169% (3-month USLIBOR +0.390%), 10/24/2019	6,097,020
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 3.054% (3-month USLIBOR +0.320%), 8/6/2021	13,425,515
		TOTAL	63,927,939
		Financial Institution - Insurance - P&C—0.1%
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.943% (3-month USLIBOR +0.260%), 8/15/2019	4,004,593
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,206,170
		Other—0.0%
248,684	[1,2,3]	Carlyle Global Market Strategies, 4.778% (3-month USLIBOR +2.000%), 7/15/2019	248,684
		Technology—1.1%
5,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 3.034% (3-month USLIBOR +0.300%), 5/6/2019	5,002,222
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.767% (3-month USLIBOR +0.070%), 5/11/2020	5,002,593
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.000%, 1/15/2022	4,917,540
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	5,886,355
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 3.098% (3-month USLIBOR +0.470%), 11/30/2020	11,297,767
3,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	3,508,305
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 3.480% (3-month USLIBOR +0.730%), 1/30/2023	5,001,450
		TOTAL	40,616,232
		Transportation - Services—0.2%
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,326,137
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	$4,886,156
		TOTAL	8,212,293
		Utility - Electric—1.9%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,480,179
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	4,955,641
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 3.001% (3-month USLIBOR +0.400%), 6/25/2021	6,991,999
1,166,250		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	1,163,790
10,000,000	[1]	Duke Energy Progress LLC, 2.774% (3-month USLIBOR +0.180%), 9/8/2020	9,995,210
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.150%, 6/15/2019	4,162,025
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 3.258% (3-month USLIBOR +0.650%), 3/27/2020	2,979,710
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	4,861,000
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,811,461
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.300%, 4/1/2019	3,060,000
8,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	8,364,564
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	5,476,098
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,468,853
		TOTAL	67,770,530
	[1]	Utility - Natural Gas—0.5%
9,635,000		Sempra Energy, Sr. Unsecd. Note, 3.287% (3-month USLIBOR +0.500%), 1/15/2021	9,557,429
10,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.958% (3-month USLIBOR +0.275%), 11/15/2019	10,000,551
		TOTAL	19,557,980
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,091,163,953)	1,092,527,854
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.882% (1-month USLIBOR +0.400%), Mandatory Tender 11/1/2020 (IDENTIFIED COST $11,000,000)	11,023,760
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$386,142		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $408,225)	$440,278
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.9%
	[1]	Commercial Mortgage—3.9%
20,000,000		BHMS Mortgage Trust 2018-ATLS, Class A, 3.733% (1-month USLIBOR +1.250%), 7/15/2035	19,968,782
25,000,000		Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.883% (1-month USLIBOR +1.400%), 11/15/2036	24,961,258
11,000,000		DBWF Mortgage Trust 2018-GLKS, Class A, 3.511% (1-month USLIBOR +1.030%), 11/19/2035	11,007,007
15,000,000		DBWF Mortgage Trust 2018-GLKS, Class B, 3.831% (1-month USLIBOR +1.350%), 11/19/2035	15,014,304
21,400,000		GS Mortgage Securities Trust 2014-GC24, Class B, 3.683% (1-month USLIBOR +1.200%), 11/15/2035	21,306,608
7,000,000		GS Mortgage Securities Trust 2018-FBLU, Class A, 3.431% (1-month USLIBOR +0.950%), 11/15/2035	6,986,996
14,980,663		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.281% (1-month USLIBOR +0.790%), 4/10/2046	15,025,606
25,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.533% (1-month USLIBOR +1.050%), 7/15/2046	25,167,635
5,000,000		WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.683% (1-month USLIBOR +1.200%), 6/15/2045	5,064,462
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES IDENTIFIED COST $144,094,230)	144,502,658
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.8%
	[1]	Federal Home Loan Mortgage Corporation—0.3%
1,954,927		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 2.883% (1-month USLIBOR +0.400%), 6/15/2034	1,960,625
437,773		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 2.783% (1-month USLIBOR +0.300%), 4/15/2035	436,508
1,214,404		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 3.003% (1-month USLIBOR +0.520%), 12/15/2035	1,220,554
349,796		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.943% (1-month USLIBOR +0.460%), 2/15/2034	350,614
1,357,481		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 2.893% (1-month USLIBOR +0.410%), 5/15/2036	1,357,619
552,996		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.863% (1-month USLIBOR +0.380%), 5/15/2036	552,500
307,471		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 2.968% (1-month USLIBOR +0.485%), 8/15/2035	308,420
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$455,618		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 2.783% (1-month USLIBOR +0.300%), 9/15/2036	$453,724
486,946		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.883% (1-month USLIBOR +0.400%), 7/15/2036	486,199
172,550		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 2.883% (1-month USLIBOR +0.400%), 7/15/2036	172,584
149,246		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 2.933% (1-month USLIBOR +0.450%), 7/15/2037	149,344
1,817,688		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 3.083% (1-month USLIBOR +0.600%), 11/15/2037	1,830,924
1,616,149		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 2.903% (1-month USLIBOR +0.420%), 11/15/2037	1,616,634
188,660		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.233% (1-month USLIBOR +0.750%), 7/15/2036	190,806
564,760		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.393% (1-month USLIBOR +0.910%), 7/15/2037	572,849
283,539		Federal Home Loan Mortgage Corp. REMIC, Series KGRP, Class A, 2.870% (1-month USLIBOR +0.380%), 4/25/2020	283,516
92,957		Federal Home Loan Mortgage Corp., Class FE, 2.883% (1-month USLIBOR +0.400%), 7/15/2036	92,899
		TOTAL	12,036,319
	[1]	Federal National Mortgage Association—0.2%
178,177		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 3.481% (1-month USLIBOR +1.000%), 12/18/2032	181,412
559,946		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 2.785% (1-month USLIBOR +0.300%), 12/25/2036	557,584
442,346		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.915% (1-month USLIBOR +0.430%), 6/25/2036	442,856
1,938,555		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 2.885% (1-month USLIBOR +0.400%), 7/25/2036	1,937,971
450,704		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 2.835% (1-month USLIBOR +0.350%), 8/25/2036	449,806
1,196,676		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 2.835% (1-month USLIBOR +0.350%), 9/25/2036	1,194,119
1,027,619		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 2.705% (1-month USLIBOR +0.220%), 2/25/2046	1,019,410
718,135		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 2.945% (1-month USLIBOR +0.460%), 9/25/2037	718,134
370,622		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.935% (1-month USLIBOR +0.450%), 7/25/2037	371,029
203,244		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.485% (1-month USLIBOR +1.000%), 6/25/2037	208,268
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$57,239		Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 3.285% (1-month USLIBOR +0.800%), 5/25/2039	$57,498
499,155		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.335% (1-month USLIBOR +0.850%), 4/25/2037	507,295
24,722		Federal National Mortgage Association, Class FB, 2.985% (1-month USLIBOR +0.500%), 8/25/2039	24,772
		TOTAL	7,670,154
		Government Agency—0.0%
1,325,680		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	1,305,236
515,104	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.930% (1-month USLIBOR +0.450%), 1/8/2020	514,843
		TOTAL	1,820,079
	[1]	Government National Mortgage Association—0.7%
9,810,952		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.859% (1-month USLIBOR +0.350%), 11/20/2062	9,779,778
6,705,519		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 3.049% (1-month USLIBOR +0.540%), 7/20/2063	6,712,767
7,887,905		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 3.059% (1-month USLIBOR +0.550%), 7/20/2063	7,897,630
		TOTAL	24,390,175
		Non-Agency Mortgage—3.6%
239,420	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.587% (1-month USLIBOR +1.100%), 11/20/2035	132,983
1,385,338	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 3.383% (3-month USLIBOR +0.700%), 2/15/2058	1,385,367
7,746,326	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 3.095% (3-month USLIBOR +0.470%), 12/19/2059	7,725,054
12,462,164	[1]	Gosforth Funding PLC 2018-1A, Class A1, 3.101% (3-month USLIBOR +0.450%), 8/25/2060	12,408,016
16,825,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 3.147% (3-month USLIBOR +0.360%), 10/15/2054	16,770,605
19,000,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 3.207% (3-month USLIBOR +0.420%), 10/15/2054	18,923,601
179,732	[1]	Impac CMB Trust 2004-7, Class 1A2, 3.405% (1-month USLIBOR +0.920%), 11/25/2034	175,079
305,973	[1]	Impac CMB Trust 2004-9, Class 1A2, 3.365% (1-month USLIBOR +0.880%), 1/25/2035	290,646
12,160,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 3.083% (3-month USLIBOR +0.420%), 12/22/2069	12,103,808
8,800,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 3.083% (3-month USLIBOR +0.420%), 12/22/2069	8,765,777
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$463,051	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 3.183% (1-month USLIBOR +0.700%), 11/15/2031	$451,537
7,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 3.167% (3-month USLIBOR +0.380%), 7/15/2058	6,972,266
809,826		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	772,863
2,202,143		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,101,509
3,132,893		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	2,990,175
17,680,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 3.311% (3-month USLIBOR +0.550%), 1/21/2070	17,654,205
20,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 3.165% (3-month USLIBOR +0.390%), 1/21/2070	19,790,520
550,003	[1]	Washington Mutual 2006-AR1, Class 2A1B, 3.466% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	540,952
808,857	[1]	Washington Mutual 2006-AR15, Class 1A, 3.236% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	725,281
445,757	[1]	Washington Mutual 2006-AR17, Class 1A, 3.151% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	417,831
91,143		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.836%, 7/25/2034	89,004
		TOTAL	131,187,079
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $178,078,370)	177,103,806
	[4]	COMMERCIAL PAPER—1.0%
		Consumer Cyclical - Automotive—0.5%
21,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020	20,435,030
		Consumer Non-Cyclical - Food/Beverage—0.5%
19,000,000		Smithfield Foods, Inc., 3.398%, 4/8/2019	18,984,420
		TOTAL COMMERCIAL PAPER IDENTIFIED COST $39,331,521)	39,419,450
		INVESTMENT COMPANIES—5.5%
4,093,516		Federated Bank Loan Core Fund	40,321,132
132,225,165		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[5]	132,251,610
879,738		Federated Mortgage Core Portfolio	8,568,647
826,887		Federated Project and Trade Finance Core Fund	7,450,251
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
2,184,781	High Yield Bond Portfolio	$13,611,189
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $205,366,807)	202,202,829
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $3,680,734,701)[6]	3,678,875,460
	OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	3,021,351
	TOTAL NET ASSETS—100%	$3,681,896,811
At March 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[8]United States Treasury Note 2-Year Long Futures	300	$63,928,125	June 2019	$236,017
[8]United States Treasury Note 5-Year Long Futures	500	$57,914,063	June 2019	$545,771
[8]United States Treasury Note 10-Year Long Futures	300	$37,265,625	June 2019	$521,954
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,303,742
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
	Balance of Shares Held 9/30/2018	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	11,500,220	251,095	(7,657,799)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	183,343,828	968,101,472	(1,019,220,135)
Federated Mortgage Core Portfolio	864,667	15,071	—
Federated Project and Trade Finance Core Fund	807,085	19,802	—
High Yield Bond Portfolio	2,115,956	68,825	—
TOTAL OF AFFILIATED TRANSACTIONS	198,631,756	968,456,265	(1,026,877,934)
Semi-Annual Shareholder Report

Balance of Shares Held 3/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
4,093,516	$40,321,132	$(838,983)	$(2,036,271)	$2,474,060
132,225,165	$132,251,610	$(12,187)	$37,269	$2,133,301
879,738	$8,568,647	$218,558	$—	$144,328
826,887	$7,450,251	$(57,335)	$—	$179,233
2,184,781	$13,611,189	$(33,653)	$—	$419,900
140,210,087	$202,202,829	$(723,600)	$(1,999,002)	$5,350,822
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2019, these restricted securities amounted to $248,684, which represented 0.0% of total net assets.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,973,721	$—	$1,973,721
Asset-Backed Securities	—	2,009,674,890	6,214	2,009,681,104
Corporate Bonds	—	1,092,279,170	248,684	1,092,527,854
Municipal Bond	—	11,023,760	—	11,023,760
Mortgage-Backed Security	—	440,278	—	440,278
Commercial Mortgage-Backed Securities	—	144,502,658	—	144,502,658
Collateralized Mortgage Obligations	—	177,103,806	—	177,103,806
Commercial Paper		39,419,450		39,419,450
Investment Companies[1]	132,251,610	—	—	202,202,829
TOTAL SECURITIES	$132,251,610	$3,476,417,733	$254,898	$3,678,875,460
Other Financial Instruments[2]
Assets	$1,303,742	$—	$—	$1,303,742
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,303,742	$—	$—	$1,303,742
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $69,951,219 are measured at fair value using the net asset value (NAV) per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRN(s)	—Floating Rate Note(s)
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.10	$9.12	$9.12	$9.09	$9.17	$9.15
Income From Investment Operations:
Net investment income	0.10	0.15	0.09	0.06	0.05	0.07
Net realized and unrealized gain (loss)	0.01	(0.02)	0.00[1]	0.03	(0.08)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.13	0.09	0.09	(0.03)	0.08
Less Distributions:
Distributions from net investment income	(0.10)	(0.15)	(0.09)	(0.06)	(0.05)	(0.06)
Net Asset Value, End of Period	$9.11	$9.10	$9.12	$9.12	$9.09	$9.17
Total Return[2]	1.16%	1.39%	1.04%	1.03%	(0.32)%	0.85%
Ratios to Average Net Assets:
Net expenses	0.91%[3]	0.91%	0.92%	0.91%	0.91%	0.90%
Net investment income	2.10%[3]	1.60%	1.02%	0.68%	0.50%	0.56%
Expense waiver/reimbursement[4]	0.08%[3]	0.12%	0.13%	0.18%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$282,544	$281,543	$269,004	$270,412	$312,778	$385,690
Portfolio turnover	19%	32%	33%	30%	21%	25%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.09	$9.12	$9.11	$9.09	$9.16	$9.14
Income From Investment Operations:
Net investment income	0.12	0.20	0.14	0.11	0.10	0.11
Net realized and unrealized gain (loss)	0.01	(0.03)	0.01	0.02	(0.07)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.17	0.15	0.13	0.03	0.13
Less Distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.14)	(0.11)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.10	$9.09	$9.12	$9.11	$9.09	$9.16
Total Return[1]	1.44%	1.83%	1.70%	1.48%	0.33%	1.41%
Ratios to Average Net Assets:
Net expenses	0.36%[2]	0.37%	0.37%	0.36%	0.36%	0.35%
Net investment income	2.66%[2]	2.17%	1.58%	1.23%	1.05%	1.10%
Expense waiver/reimbursement[3]	0.08%[2]	0.12%	0.13%	0.18%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,341,505	$3,237,960	$2,629,099	$2,283,604	$2,354,930	$2,497,825
Portfolio turnover	19%	32%	33%	30%	21%	25%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2019	Year Ended September 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.10	$9.12	$9.11	$9.09	$9.17	$9.15
Income From Investment Operations:
Net investment income	0.10	0.16	0.10	0.05	0.05	0.07
Net realized and unrealized gain (loss)	0.01	(0.03)	0.01	0.04	(0.07)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.13	0.11	0.09	(0.02)	0.09
Less Distributions:
Distributions from net investment income	(0.10)	(0.15)	(0.10)	(0.07)	(0.06)	(0.07)
Net Asset Value, End of Period	$9.11	$9.10	$9.12	$9.11	$9.09	$9.17
Total Return[1]	1.21%	1.49%	1.25%	1.02%	(0.23)%	0.95%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.82%	0.82%	0.81%	0.81%	0.80%
Net investment income	2.20%[2]	1.72%	1.09%	0.76%	0.60%	0.65%
Expense waiver/reimbursement[3]	0.13%[2]	0.15%	0.16%	0.22%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,848	$53,156	$33,431	$58,362	$146,733	$175,803
Portfolio turnover	19%	32%	33%	30%	21%	25%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $202,202,829 of investment in affiliated holdings (identified cost $3,680,734,701)		$3,678,875,460
Cash		5,857
Cash denominated in foreign currencies (identified cost $638)		593
Restricted cash (Note 2)		831,000
Income receivable		8,512,330
Income receivable from affiliated holdings		1,048,862
Receivable for shares sold		10,312,273
TOTAL ASSETS		3,699,586,375
Liabilities:
Payable for investments purchased	$10,101,594
Payable for shares redeemed	4,475,659
Payable for daily variation margin on futures contracts	245,310
Income distribution payable	2,410,508
Payable for investment adviser fee (Note 5)	65,243
Payable for administrative fees (Note 5)	24,051
Payable for Directors'/Trustees' fees (Note 5)	2,114
Payable for distribution services fee (Note 5)	79,253
Payable for other service fees (Notes 2 and 5)	68,421
Accrued expenses (Note 5)	217,411
TOTAL LIABILITIES		17,689,564
Net assets for 404,502,671 shares outstanding		$3,681,896,811
Net Assets Consist of:
Paid-in capital		$3,702,674,536
Total distributable earnings (loss)		(20,777,725)
TOTAL NET ASSETS		$3,681,896,811
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($282,543,764 ÷ 31,029,528 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.11
Offering price per share (100/98.00 of $9.11)	$9.30
Redemption proceeds per share	$9.11
Institutional Shares:
Net asset value per share ($3,341,504,642 ÷ 367,120,478 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share	$9.10
Service Shares:
Net asset value per share ($57,848,405 ÷ 6,352,665 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.11
Offering price per share	$9.11
Redemption proceeds per share	$9.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2019 (unaudited)
Investment Income:
Interest			$49,992,917
Dividends received from affiliated holdings*			5,350,822
TOTAL INCOME			55,343,739
Expenses:
Investment adviser fee (Note 5)		$5,497,269
Administrative fee (Note 5)		1,465,176
Custodian fees		61,033
Transfer agent fee		838,266
Directors'/Trustees' fees (Note 5)		14,464
Auditing fees		17,547
Legal fees		6,197
Portfolio accounting fees		109,368
Distribution services fee (Note 5)		469,154
Other service fees (Notes 2 and 5)		399,411
Share registration costs		84,030
Printing and postage		30,191
Miscellaneous (Note 5)		19,623
TOTAL EXPENSES		9,011,729
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,456,328)
Waiver of other operating expenses (Note 5)	(10,349)
TOTAL WAIVERS AND REIMBURSEMENT		(1,466,677)
Net expenses			7,545,052
Net investment income			$47,798,687
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(1,999,002) on sales of investments in affiliated holdings*)	$(1,514,243)
Net realized loss on futures contracts	(347,104)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(723,600) on investments in affiliated holdings*)	5,372,906
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(21)
Net change in unrealized appreciation of futures contracts	681,068
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	4,192,606
Change in net assets resulting from operations	$51,991,293
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2019	Year Ended 9/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$47,798,687	$67,719,280
Net realized gain (loss)	(1,861,347)	1,554,185
Net change in unrealized appreciation/depreciation	6,053,953	(10,820,574)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,991,293	58,452,891
Distributions to Shareholders (Note 2):
Class A Shares	(2,886,724)	(4,431,152)
Institutional Shares	(44,398,380)	(62,381,601)
Service Shares	(500,983)	(701,484)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,786,087)	(67,514,237)
Share Transactions:
Proceeds from sale of shares	1,652,575,190	2,933,106,093
Net asset value of shares issued to shareholders in payment of distributions declared	33,345,654	49,974,296
Cost of shares redeemed	(1,580,888,342)	(2,332,893,926)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	105,032,502	650,186,463
Change in net assets	109,237,708	641,125,117
Net Assets:
Beginning of period	3,572,659,103	2,931,533,986
End of period	$3,681,896,811	$3,572,659,103
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2019 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment
Semi-Annual Shareholder Report

income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,466,677 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended September 30, 2018, were from net investment income. Undistributed net investment income at September 30, 2018, was $378,987.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$343,473
Service Shares	55,938
TOTAL	$399,411
For the six months ended March 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts
Semi-Annual Shareholder Report

are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $63,434,263 and $90,339,286, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at March 31, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, 4.778%, (3-month USLIBOR +2.000%), 7/15/2019	5/22/2014	$124,342	$248,684
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(1,303,742)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(347,104)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$681,068
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2019		Year Ended 9/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,696,391	$115,246,952	26,617,804	$242,279,461
Shares issued to shareholders in payment of distributions declared	308,479	2,800,433	474,551	4,318,195
Shares redeemed	(12,925,426)	(117,272,343)	(25,627,099)	(233,203,863)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	79,444	$775,042	1,465,256	$13,393,793

	Six Months Ended 3/31/2019		Year Ended 9/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	161,222,350	$1,462,149,466	285,503,143	$2,597,491,687
Shares issued to shareholders in payment of distributions declared	3,313,028	30,065,558	4,948,573	45,019,666
Shares redeemed	(153,517,929)	(1,392,572,315)	(222,639,230)	(2,025,553,083)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,017,449	$99,642,709	67,812,486	$616,958,270

	Six Months Ended 3/31/2019		Year Ended 9/30/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,279,215	$75,178,772	10,256,423	$93,334,945
Shares issued to shareholders in payment of distributions declared	52,808	479,663	69,932	636,435
Shares redeemed	(7,820,453)	(71,043,684)	(8,149,704)	(74,136,980)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	511,570	$4,614,751	2,176,651	$19,834,400
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,608,463	$105,032,502	71,454,393	$650,186,463
4. FEDERAL TAX INFORMATION
At March 31, 2019, the cost of investments for federal tax purposes was $3,680,734,701. The net unrealized depreciation of investments for federal tax purposes was $555,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,057,273 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,612,772. The amounts presented are inclusive of derivative contracts.
At September 30, 2018, the Fund had a capital loss carryforward of $18,106,878 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning
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after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$6,328,734	$11,778,144	$18,106,878
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2019, the Adviser voluntarily waived $1,400,807 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2019, the Adviser reimbursed $55,521.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$412,167	$—
Service Shares	56,987	(10,349)
TOTAL	$469,154	$(10,349)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2019, FSC retained $324,603 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. For the six months ended March 31, 2019, FSC retained $65 in sales charges from the sale of Class A Shares. FSC also retained $3,764 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended March 31, 2019, FSSC received $4,284 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended March 31, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $59,743,703.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2019, were as follows:
Purchases	$763,693,398
Sales	$665,791,998
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2019, the Fund had no outstanding loans. During the six months ended March 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2019, there were no outstanding loans. During the six months ended March 31, 2019, the program was not utilized.
9. Subsequent event
An addition of a R6 Share class is expected to become effective in the second quarter of 2019.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.60	$4.56
Institutional Shares	$1,000	$1,014.40	$1.81
Service Shares	$1,000	$1,012.10	$4.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.58
Institutional Shares	$1,000	$1,023.10	$1.82
Service Shares	$1,000	$1,020.90	$4.08
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.36%
Service Shares	0.81%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Semi-Annual Shareholder Report

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
Semi-Annual Shareholder Report

to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
28411 (5/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2019